UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan Kreider
President and Chief Executive Officer
Empower Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2022

Item 1. REPORTS TO STOCKHOLDERS
EMPOWER FUNDS, INC.
Empower S&P Mid Cap 400® Index Fund (Formerly Great-West S&P Mid Cap 400® Index Fund)
(Institutional Class, Investor Class and Class L)
Annual Report
December 31, 2022
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
The Fund’s sub-adviser is Irish Life Investment Managers Limited (“ILIM”)
Fund Performance
For the twelve-month period ended December 31, 2022, the Fund (Investor Class shares) returned -13.55%, relative to a -13.06% return for the S&P MidCap 400® Index, the Fund’s benchmark index.
ILIM Commentary
Mid cap companies outperformed the broader market throughout most of 2022, despite being seen as more sensitive to growth forecasts which were revised down through the year. Mid cap stocks were supported by relatively attractive valuations compared to large cap stocks versus history and the underperformance of large cap growth stocks in an environment of rising bond yields and disappointing earnings among some large cap tech stocks.
Despite rising to new all-time highs in early January, U.S. equities ended the year significantly lower. Inflation proved to be higher and more persistent than expected, rising to the highest levels in over 40 years. The outbreak of the greatest military conflict in Europe, since World War 2, exacerbated the existing underlying inflation pressures. The unexpected persistence of high inflation resulted in a major policy shift at the Federal Reserve (the “Fed”) with the most aggressive tightening of monetary policy in several decades through a combination of rising interest rates and balance sheet reduction.
Through the first half of the year, equities trended lower, negatively impacted by tighter monetary policy, the rise in bond yields which undermined the relative attractiveness of the asset class, concerns over the potential fallout on growth from the Russia/Ukraine war and ongoing lockdowns in China which maintained its ‘zero tolerance’ Covid policy. All these contributed to falling business and consumer confidence and downward revisions to U.S. growth forecasts.
Equities did experience several rallies during the year, mainly due to speculation over a possible slowing in the pace of rate increases at the Fed and an early pause in the interest rate hiking cycle as U.S. inflation showed signs of peaking in late summer. Equity rallies faded, however, as the Fed pushed back against speculation over a possible dovish policy pivot and reasserted its determination to continue to raise interest rates and maintain a tight monetary stance until it was convinced inflation was under control and returning to its 2% target. Four consecutive 75 basis point (“bps”) increases in interest rates confirmed the Fed’s commitment to combating inflation and caused equities to fall to their low for the year in mid-October.
Equities rallied from mid-October through to the end of November as the Fed finally indicated it would begin to slow the pace of rate increases to 50 bps in December as the aggressive tightening of policy to that point appeared to be contributing to an ongoing moderation of U.S. inflation which fell from a high of 9.1% year-over-year to 7.1% year-over-year at year-end.
Equities, however, declined again in December as the Fed indicated that monetary policy would remain restrictive for some time as it seeks to ensure inflation does not become embedded. Although it suggested that most of the policy tightening in this cycle had already occurred, it guided to a higher terminal interest rate compared to investor expectations. It also indicated that it does not intend to cut interest rates in 2023, in contrast to investor expectations for up to 50 bps of rate cuts in the second half of the year.

The views and opinions in this report were current as of December 31, 2022 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2022 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	-13.18%	6.52%	8.00%
Investor Class	-13.55%	6.12%	10.16%
Class L	-13.74%	5.92%	7.25%
(a) Institutional Class inception date was May 1, 2015.
(b) Class L inception date was April 7, 2017.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Sector as of December 31, 2022 (unaudited)
Sector	Percentage of Fund Investments
Financial	22.99%
Industrial	20.59
Consumer, Non-cyclical	16.52
Consumer, Cyclical	14.64
Technology	7.88
Basic Materials	4.90
Energy	4.16
Utilities	4.00
Communications	2.62
Government Money Market Mutual Funds	0.07
Short Term Investments	1.63
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/22)	(12/31/22)	(07/01/22 – 12/31/22)
Institutional Class
Actual	$1,000.00	$1,079.20	$1.00
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$0.97
Investor Class
Actual	$1,000.00	$1,076.80	$2.88
Hypothetical (5% return before expenses)	$1,000.00	$1,022.40	$2.80
Class L
Actual	$1,000.00	$1,075.50	$4.19
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$4.08
* Expenses are equal to the Fund's annualized expense ratio of 0.19% for the Institutional Class, 0.55% for the Investor Class and 0.80% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.93%
108,761	Alcoa Corp	$ 4,945,363
30,617	Ashland Inc	3,292,246
52,162	Avient Corp	1,760,989
34,582	Cabot Corp	2,311,461
92,767	Chemours Co	2,840,526
316,749	Cleveland-Cliffs Inc(a)	5,102,826
72,130	Commercial Metals Co	3,483,879
21,593	Ingevity Corp(a)	1,521,011
56,012	MP Materials Corp(a)	1,359,971
4,265	NewMarket Corp	1,326,884
78,294	Olin Corp	4,144,884
36,076	Reliance Steel & Aluminum Co	7,303,226
40,350	Royal Gold Inc	4,548,252
79,355	RPM International Inc	7,733,145
26,156	Sensient Technologies Corp	1,907,296
144,001	United States Steel Corp	3,607,225
108,811	Valvoline Inc	3,552,679
21,423	Westlake Chemical Corp	2,196,714
		62,938,577
Communications — 2.64%
2,980	Cable One Inc	2,121,343
34,997	Calix Inc(a)	2,394,845
91,061	Ciena Corp(a)	4,642,290
137,047	Frontier Communications Parent Inc(a)	3,491,957
77,230	Iridium Communications Inc(a)	3,969,622
101,200	New York Times Co Class A	3,284,952
23,178	Nexstar Media Group Inc	4,056,845
137,143	TEGNA Inc	2,906,060
66,118	TripAdvisor Inc(a)	1,188,802
47,050	Viasat Inc(a)	1,489,132
26,615	World Wrestling Entertainment Inc Class A	1,823,660
29,008	Ziff Davis Inc(a)	2,294,533
		33,664,041
Consumer, Cyclical — 14.74%
58,515	Adient PLC(a)	2,029,885
21,097	AutoNation Inc(a)	2,263,708
83,026	BJ's Wholesale Club Holdings Inc(a)	5,493,000
48,760	Boyd Gaming Corp	2,658,883
44,570	Brunswick Corp	3,212,606
79,168	Capri Holdings Ltd(a)	4,537,910
23,550	Carter's Inc	1,757,066
22,901	Casey's General Stores Inc	5,137,839
16,816	Choice Hotels International Inc	1,894,154
20,233	Churchill Downs Inc	4,277,863
21,917	Columbia Sportswear Co	1,919,491
13,627	Cracker Barrel Old Country Store Inc	1,291,022
37,954	Crocs Inc(a)	4,115,352
79,369	Dana Inc	1,200,853
Shares		Fair Value
Consumer, Cyclical — (continued)
16,269	Deckers Outdoor Corp(a)	$ 6,493,934
34,179	Dick's Sporting Goods Inc	4,111,392
23,062	FirstCash Holdings Inc	2,004,318
34,120	Five Below Inc(a)	6,034,804
48,907	Foot Locker Inc	1,848,196
25,981	Fox Factory Holding Corp(a)	2,370,247
155,368	GameStop Corp Class A(a)(b)	2,868,093
129,665	Gap Inc(b)	1,462,621
144,195	Gentex Corp	3,932,198
175,760	Goodyear Tire & Rubber Co(a)	1,783,964
212,228	Hanesbrands Inc	1,349,770
81,771	Harley-Davidson Inc	3,401,674
82,224	IAA Inc(a)	3,288,960
197,638	JetBlue Airways Corp(a)	1,280,694
50,297	KB Home	1,601,959
71,695	Kohl's Corp	1,810,299
36,331	Lear Corp	4,505,771
81,493	Leggett & Platt Inc	2,626,519
57,580	Light & Wonder Inc(a)	3,374,188
16,804	Lithia Motors Inc	3,440,451
166,574	Macy's Inc	3,439,753
23,554	Marriott Vacations Worldwide Corp	3,170,133
217,845	Mattel Inc(a)	3,886,355
29,025	MSC Industrial Direct Co Inc Class A	2,371,342
12,777	Murphy USA Inc	3,571,683
69,454	Nordstrom Inc(b)	1,120,988
35,184	Ollie's Bargain Outlet Holdings Inc(a)	1,648,019
19,983	Papa John's International Inc	1,644,801
95,348	Penn Entertainment Inc(a)	2,831,836
33,488	Polaris Inc	3,382,288
40,090	PVH Corp	2,829,953
11,813	RH (a)(b)	3,156,315
24,656	Scotts Miracle-Gro Co	1,198,035
82,498	Skechers USA Inc Class A(a)	3,460,791
66,599	Taylor Morrison Home Corp(a)	2,021,280
105,101	Tempur Sealy International Inc	3,608,117
41,131	Texas Roadhouse Inc	3,740,864
33,160	Thor Industries Inc(b)	2,503,248
64,785	Toll Brothers Inc	3,234,067
86,780	Topgolf Callaway Brands Corp(a)	1,713,905
50,253	Travel + Leisure Co	1,829,209
117,226	Under Armour Inc Class A(a)	1,191,016
119,445	Under Armour Inc Class C(a)	1,065,449
100,296	Univar Solutions Inc(a)	3,189,413
49,940	Victoria's Secret & Co(a)	1,786,853
17,299	Visteon Corp(a)	2,263,228
20,446	Watsco Inc	5,099,232
104,755	Wendy's Co	2,370,606
41,006	Williams-Sonoma Inc	4,712,410
18,388	Wingstop Inc	2,530,557
54,291	Wyndham Hotels & Resorts Inc	3,871,491

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
Consumer, Cyclical — (continued)
53,015	YETI Holdings Inc(a)	$ 2,190,050
		188,012,971
Consumer, Non-Cyclical — 16.63%
55,923	Acadia Healthcare Co Inc(a)	4,603,581
19,675	Amedisys Inc(a)	1,643,649
65,535	Arrowhead Pharmaceuticals Inc(a)	2,658,100
30,673	ASGN Inc(a)	2,499,236
15,367	Avis Budget Group Inc(a)(b)	2,519,112
46,114	Azenta Inc	2,684,757
83,256	BellRing Brands Inc(a)	2,134,684
5,800	Boston Beer Co Inc Class A(a)(b)	1,911,216
28,553	Brink's Co	1,533,582
61,479	Bruker Corp	4,202,090
24,833	Celsius Holdings Inc(a)	2,583,625
9,141	Chemed Corp	4,665,841
2,830	Coca-Cola Consolidated Inc	1,449,979
224,943	Coty Inc Class A(a)	1,925,512
98,517	Darling Ingredients Inc(a)	6,166,179
61,339	Encompass Health Corp	3,668,686
100,222	Envista Holdings Corp(a)	3,374,475
28,961	Euronet Worldwide Inc(a)	2,733,339
198,274	Exelixis Inc(a)	3,180,315
118,101	Flowers Foods Inc	3,394,223
21,160	FTI Consulting Inc(a)	3,360,208
47,585	Globus Medical Inc Class A(a)	3,534,138
2,397	Graham Holdings Co Class B	1,448,291
18,854	Grand Canyon Education Inc(a)	1,992,114
55,158	Grocery Outlet Holding Corp(a)	1,610,062
72,926	GXO Logistics Inc(a)	3,113,211
95,564	H&R Block Inc	3,489,042
31,255	Haemonetics Corp(a)	2,458,206
83,114	Halozyme Therapeutics Inc(a)	4,729,187
51,961	HealthEquity Inc(a)	3,202,876
14,747	Helen of Troy Ltd(a)	1,635,590
12,407	ICU Medical Inc(a)	1,953,854
29,808	Inari Medical Inc(a)	1,894,596
40,295	Ingredion Inc	3,946,089
21,918	Insperity Inc	2,489,885
44,663	Integra LifeSciences Holdings Corp(a)	2,504,254
38,704	Jazz Pharmaceuticals PLC(a)	6,165,934
27,048	John Wiley & Sons Inc Class A	1,083,543
12,194	Lancaster Colony Corp	2,405,876
42,350	Lantheus Holdings Inc(a)	2,158,156
19,072	LHC Group Inc(a)	3,083,752
32,899	LivaNova PLC(a)	1,827,210
31,076	ManpowerGroup Inc	2,585,834
29,726	Masimo Corp(a)	4,397,962
15,484	Medpace Holdings Inc(a)	3,288,956
133,324	Neogen Corp(a)	2,030,525
59,092	Neurocrine Biosciences Inc(a)	7,057,948
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
27,008	Omnicell Inc(a)	$ 1,361,743
95,040	Option Care Health Inc(a)	2,859,754
53,406	Patterson Cos Inc	1,496,970
25,324	Paylocity Holding Corp(a)	4,919,440
23,345	Penumbra Inc(a)	5,193,329
95,689	Performance Food Group Co(a)	5,587,281
82,761	Perrigo Co PLC	2,821,322
28,449	Pilgrim's Pride Corp(a)	675,095
33,426	Post Holdings Inc(a)	3,017,031
46,246	Progyny Inc(a)	1,440,563
32,883	QuidelOrtho Corp(a)	2,817,087
82,343	R1 RCM Inc(a)	901,656
31,740	Repligen Corp(a)	5,373,899
94,542	Service Corp International	6,536,634
22,215	Shockwave Medical Inc(a)	4,567,626
60,371	Sotera Health Co(a)	502,890
65,065	Sprouts Farmers Market Inc(a)	2,106,154
29,631	STAAR Surgical Co(a)	1,438,289
63,253	Syneos Health Inc(a)	2,320,120
39,882	Tandem Diabetes Care Inc(a)	1,792,696
66,461	Tenet Healthcare Corp(a)	3,242,632
28,015	United Therapeutics Corp(a)	7,790,691
26,796	WEX Inc(a)	4,385,165
		212,127,547
Energy — 4.18%
205,932	Antero Midstream Corp	2,222,006
169,731	Antero Resources Corp(a)	5,259,964
122,544	ChampionX Corp	3,552,551
111,168	CNX Resources Corp(a)	1,872,069
59,472	DT Midstream Inc	3,286,423
269,389	Equitrans Midstream Corp	1,804,906
82,669	HF Sinclair Corp	4,289,694
69,000	Matador Resources Co	3,949,560
89,822	Murphy Oil Corp	3,863,244
241,451	NOV Inc	5,043,911
70,255	PBF Energy Inc Class A	2,864,999
56,640	PDC Energy Inc	3,595,507
148,530	Range Resources Corp	3,716,221
678,354	Southwestern Energy Co(a)	3,968,371
52,885	SunPower Corp(a)	953,517
130,991	Sunrun Inc(a)	3,146,404
		53,389,347
Financial — 23.14%
23,155	Affiliated Managers Group Inc	3,668,447
42,917	American Financial Group Inc	5,891,646
287,591	Annaly Capital Management Inc REIT(b)	6,062,418
92,159	Apartment Income Corp REIT	3,161,975
92,424	Associated Banc-Corp	2,134,070
24,596	Bank of Hawaii Corp	1,907,666
68,044	Bank OZK	2,725,843

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
Financial — (continued)
42,589	Brighthouse Financial Inc(a)	$ 2,183,538
184,353	Brixmor Property Group Inc REIT	4,179,282
112,147	Cadence Bank	2,765,545
45,058	Cathay General Bancorp	1,837,916
70,322	CNO Financial Group Inc	1,606,858
70,101	Commerce Bancshares Inc	4,771,775
69,325	Corporate Office Properties Trust REIT	1,798,290
93,085	Cousins Properties Inc REIT	2,354,120
138,044	CubeSmart REIT	5,556,271
39,524	Cullen/Frost Bankers Inc	5,284,359
108,056	Douglas Emmett Inc REIT	1,694,318
86,639	East West Bancorp Inc	5,709,510
26,785	EastGroup Properties Inc REIT	3,965,787
46,873	EPR Properties REIT	1,768,050
66,206	Essent Group Ltd	2,574,089
21,964	Evercore Inc Class A	2,395,833
51,236	Federated Hermes Inc	1,860,379
63,646	First American Financial Corp	3,331,232
79,789	First Financial Bankshares Inc	2,744,742
329,847	First Horizon Corp	8,081,251
81,222	First Industrial Realty Trust Inc REIT	3,919,774
215,622	FNB Corp	2,813,867
102,957	Fulton Financial Corp	1,732,766
68,087	Glacier Bancorp Inc	3,364,860
52,675	Hancock Whitney Corp	2,548,943
21,860	Hanover Insurance Group Inc	2,953,942
233,933	Healthcare Realty Trust Inc REIT	4,507,889
65,291	Highwoods Properties Inc REIT	1,826,842
116,602	Home BancShares Inc	2,657,360
137,591	Independence Realty Trust Inc REIT	2,319,784
63,233	Interactive Brokers Group Inc Class A	4,574,908
32,453	International Bancshares Corp	1,485,049
80,205	Janus Henderson Group PLC	1,886,422
60,877	JBG SMITH Properties REIT	1,155,445
112,605	Jefferies Financial Group Inc	3,860,099
29,174	Jones Lang LaSalle Inc(a)	4,649,460
38,672	Kemper Corp	1,902,662
64,658	Kilroy Realty Corp REIT	2,500,325
13,246	Kinsale Capital Group Inc	3,464,094
134,677	Kite Realty Group Trust REIT	2,834,951
53,639	Lamar Advertising Co REIT Class A	5,063,522
52,247	Life Storage Inc REIT	5,146,329
133,640	Macerich Co REIT	1,504,786
367,582	Medical Properties Trust Inc REIT(b)	4,094,863
182,577	MGIC Investment Corp	2,373,501
109,864	National Retail Properties Inc REIT	5,027,377
Shares		Fair Value
Financial — (continued)
51,943	National Storage Affiliates Trust REIT	$ 1,876,181
63,588	Navient Corp	1,046,023
418,163	New York Community Bancorp Inc	3,596,202
180,035	Old National Bancorp	3,237,029
173,957	Old Republic International Corp	4,201,062
143,948	Omega Healthcare Investors Inc REIT	4,023,347
73,597	PacWest Bancorp	1,689,051
140,678	Park Hotels & Resorts Inc REIT	1,658,594
82,333	Pebblebrook Hotel Trust REIT	1,102,439
140,308	Physicians Realty Trust REIT	2,030,257
46,995	Pinnacle Financial Partners Inc	3,449,433
49,794	PotlatchDeltic Corp REIT	2,190,438
22,680	Primerica Inc	3,216,478
56,126	Prosperity Bancshares Inc	4,079,238
90,004	Rayonier Inc REIT	2,966,532
41,083	Reinsurance Group of America Inc	5,837,483
26,862	RenaissanceRe Holdings Ltd	4,948,786
112,790	Rexford Industrial Realty Inc REIT	6,162,846
24,824	RLI Corp	3,258,646
141,978	Sabra Health Care Inc REIT	1,764,787
62,986	SEI Investments Co	3,672,084
37,050	Selective Insurance Group Inc	3,283,000
40,398	SL Green Realty Corp REIT	1,362,221
153,792	SLM Corp	2,552,947
85,847	Spirit Realty Capital Inc REIT	3,427,871
65,329	Stifel Financial Corp	3,813,254
163,337	STORE Capital Corp REIT	5,236,584
89,410	Synovus Financial Corp	3,357,345
30,755	Texas Capital Bancshares Inc(a)	1,854,834
26,727	UMB Financial Corp	2,232,239
133,419	Umpqua Holdings Corp	2,381,529
82,772	United Bankshares Inc	3,351,438
114,949	Unum Group	4,716,357
258,337	Valley National Bancorp	2,921,791
59,730	Voya Financial Inc	3,672,798
40,157	Washington Federal Inc	1,347,267
106,960	Webster Financial Corp	5,063,486
237,373	Western Union Co	3,268,626
37,351	Wintrust Financial Corp	3,156,907
		295,192,460
Industrial — 20.72%
19,768	Acuity Brands Inc	3,273,779
85,841	AECOM	7,290,476
38,060	AGCO Corp	5,278,541
40,130	AptarGroup Inc	4,413,497
37,809	Arrow Electronics Inc(a)	3,953,687
56,711	Avnet Inc	2,358,043

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
Industrial — (continued)
41,557	Axon Enterprise Inc(a)	$ 6,895,553
26,345	Belden Inc	1,894,206
90,467	Builders FirstSource Inc(a)	5,869,499
31,790	Carlisle Cos Inc	7,491,314
25,693	Chart Industries Inc(a)	2,960,604
30,912	Clean Harbors Inc(a)	3,527,677
106,298	Cognex Corp	5,007,699
85,251	Coherent Corp(a)	2,992,310
29,335	Crane Holdings Co	2,946,701
23,548	Curtiss-Wright Corp	3,932,281
75,276	Donaldson Co Inc	4,431,498
18,108	Dycom Industries Inc(a)	1,694,909
22,649	Eagle Materials Inc	3,008,920
29,293	EMCOR Group Inc	4,338,586
41,536	Energizer Holdings Inc	1,393,533
25,202	EnerSys	1,860,916
28,722	Enovis Corp(a)	1,537,201
31,759	Esab Corp	1,490,132
80,337	Flowserve Corp	2,464,739
87,340	Fluor Corp(a)	3,027,204
78,830	Fortune Brands Innovations Inc	4,501,981
21,637	GATX Corp	2,300,879
103,593	Graco Inc	6,967,665
16,153	Greif Inc Class A	1,083,220
51,739	Hexcel Corp	3,044,840
33,013	Hubbell Inc	7,747,491
50,834	ITT Inc	4,122,637
82,760	Jabil Inc	5,644,232
49,855	Kennametal Inc	1,199,511
36,817	Kirby Corp(a)	2,369,174
98,777	Knight-Swift Transportation Holdings Inc	5,176,903
22,082	Landstar System Inc	3,597,158
19,823	Lennox International Inc	4,742,256
35,490	Lincoln Electric Holdings Inc	5,127,950
15,217	Littelfuse Inc	3,350,783
44,069	Louisiana-Pacific Corp	2,608,885
36,243	MasTec Inc(a)	3,092,615
124,996	MDU Resources Group Inc	3,792,379
36,254	Mercury Systems Inc(a)	1,622,004
33,121	Middleby Corp(a)	4,434,902
22,648	MSA Safety Inc	3,265,615
80,258	National Instruments Corp	2,961,520
21,938	Novanta Inc(a)	2,980,716
102,398	nVent Electric PLC	3,939,251
40,196	Oshkosh Corp	3,544,885
57,446	Owens Corning	4,900,144
40,662	Regal Rexnord Corp	4,878,627
69,171	RXO Inc(a)	1,189,741
30,888	Ryder System Inc	2,581,310
16,265	Saia Inc(a)	3,410,445
51,424	Silgan Holdings Inc	2,665,820
26,338	Simpson Manufacturing Co Inc	2,335,127
59,939	Sonoco Products Co	3,638,897
56,664	Stericycle Inc(a)	2,826,967
25,842	TD SYNNEX Corp	2,447,496
41,726	Terex Corp	1,782,535
Shares		Fair Value
Industrial — (continued)
32,566	Tetra Tech Inc	$ 4,728,258
40,690	Timken Co	2,875,562
19,652	TopBuild Corp(a)	3,075,342
64,052	Toro Co	7,250,686
67,454	Trex Co Inc(a)	2,855,328
26,713	Universal Display Corp	2,886,073
13,113	Valmont Industries Inc	4,336,076
14,032	Vicor Corp(a)	754,220
81,006	Vishay Intertechnology Inc	1,747,299
97,944	Vontier Corp	1,893,258
16,771	Watts Water Technologies Inc Class A	2,452,423
35,454	Werner Enterprises Inc	1,427,378
36,981	Woodward Inc	3,572,734
18,319	Worthington Industries Inc	910,638
70,789	XPO Inc(a)	2,356,566
		264,331,907
Technology — 7.93%
69,075	ACI Worldwide Inc(a)	1,588,725
39,695	Allegro MicroSystems Inc(a)	1,191,644
61,739	Amkor Technology Inc	1,480,501
17,853	Aspen Technology Inc(a)	3,667,006
27,697	Blackbaud Inc(a)	1,630,245
14,444	CACI International Inc Class A(a)	4,341,722
33,846	Cirrus Logic Inc(a)	2,520,850
27,374	CommVault Systems Inc(a)	1,720,182
26,044	Concentrix Corp	3,468,019
123,858	Dynatrace Inc(a)	4,743,761
34,481	Envestnet Inc(a)	2,127,478
20,325	ExlService Holdings Inc(a)	3,443,665
15,353	Fair Isaac Corp(a)	9,189,999
103,635	Genpact Ltd	4,800,373
19,823	IPG Photonics Corp(a)	1,876,643
84,332	KBR Inc	4,452,730
125,987	Kyndryl Holdings Inc(a)	1,400,975
84,248	Lattice Semiconductor Corp(a)	5,466,010
42,356	Lumentum Holdings Inc(a)	2,209,713
31,509	MACOM Technology Solutions Holdings Inc(a)	1,984,437
38,354	Manhattan Associates Inc(a)	4,656,176
37,219	Maximus Inc	2,729,269
35,157	MKS Instruments Inc	2,978,853
84,920	NCR Corp(a)	1,987,977
35,158	Power Integrations Inc	2,521,532
21,290	Qualys Inc(a)	2,389,377
33,886	Science Applications International Corp	3,758,974
20,458	Silicon Laboratories Inc(a)	2,775,537
9,702	SiTime Corp(a)(b)	985,917
28,301	Super Micro Computer Inc(a)	2,323,512
24,508	Synaptics Inc(a)	2,332,181
62,575	Teradata Corp(a)	2,106,275
76,351	Wolfspeed Inc(a)	5,271,273
70,638	Xerox Holdings Corp	1,031,315
		101,152,846

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
Utilities — 4.03%
35,137	ALLETE Inc	$ 2,266,688
40,003	Black Hills Corp	2,813,811
146,717	Essential Utilities Inc	7,002,802
67,290	Hawaiian Electric Industries Inc	2,816,087
31,080	IDACORP Inc	3,351,978
56,230	National Fuel Gas Co	3,559,359
59,149	New Jersey Resources Corp	2,934,973
35,515	NorthWestern Corp	2,107,460
123,061	OGE Energy Corp	4,867,063
33,279	ONE Gas Inc	2,519,886
29,973	Ormat Technologies Inc(b)	2,592,065
52,761	PNM Resources Inc	2,574,209
54,874	Portland General Electric Co	2,688,826
37,927	Southwest Gas Holdings Inc	2,346,923
32,266	Spire Inc	2,221,837
128,703	UGI Corp	4,771,020
		51,434,987
TOTAL COMMON STOCK — 98.94% (Cost $1,208,178,236)		$1,262,244,683
GOVERNMENT MONEY MARKET MUTUAL FUNDS
849,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(c), 4.36%(d)	849,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.06% (Cost $849,000)		$ 849,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.64%
$225,321	Undivided interest of 13.02% in a repurchase agreement (principal amount/value $1,735,883 with a maturity value of $1,736,707) with TD Securities (USA) Inc, 4.27%, dated 12/31/22 to be repurchased at $225,321 on 1/3/23 collateralized by U.S. Treasury securities, 0.38% - 1.88%, 10/31/23 - 7/31/26, with a value of $1,770,601.(c)	225,321
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$5,165,202	Undivided interest of 4.72% in a repurchase agreement (principal amount/value $109,701,194 with a maturity value of $109,753,607) with RBC Capital Markets Corp, 4.30%, dated 12/31/22 to be repurchased at $5,165,202 on 1/3/23 collateralized by various U.S. Government Agency securities, 2.00% - 6.00%, 9/1/24 - 10/20/52, with a value of $111,895,218.(c)	$ 5,165,202
5,165,202	Undivided interest of 4.76% in a repurchase agreement (principal amount/value $108,937,825 with a maturity value of $108,989,873) with Bank of America Securities Inc, 4.30%, dated 12/31/22 to be repurchased at $5,165,202 on 1/3/23 collateralized by Federal National Mortgage Association securities, 1.50% - 6.50%, 5/1/37 - 5/1/58, with a value of $111,116,581.(c)	5,165,202
5,165,202	Undivided interest of 6.33% in a repurchase agreement (principal amount/value $81,850,151 with a maturity value of $81,889,257) with Credit Agricole Securities (USA) Inc, 4.30%, dated 12/31/22 to be repurchased at $5,165,202 on 1/3/23 collateralized by Government National Mortgage Association securities, 3.00% - 4.00%, 11/20/48 - 8/20/52, with a value of $83,487,154.(c)	5,165,202

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2022
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$5,165,202	Undivided interest of 7.34% in a repurchase agreement (principal amount/value $70,517,679 with a maturity value of $70,551,371) with Citigroup Global Markets Inc, 4.30%, dated 12/31/22 to be repurchased at $5,165,202 on 1/3/23 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 0.00% - 5.50%, 8/28/23 - 12/1/52, with a value of $71,928,033.(c)	$ 5,165,202
TOTAL SHORT TERM INVESTMENTS — 1.64% (Cost $20,886,129)		$ 20,886,129
TOTAL INVESTMENTS — 100.64% (Cost $1,229,913,365)		$1,283,979,812
OTHER ASSETS & LIABILITIES, NET — (0.64)%		$ (8,199,204)
TOTAL NET ASSETS — 100.00%		$1,275,780,608
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at December 31, 2022.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of December 31, 2022.
REIT	Real Estate Investment Trust
At December 31, 2022, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Depreciation
Long
S&P Mid 400® Emini Futures	58	USD	14,167,080	March 2023	$(19,210)
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2022
Empower S&P Mid Cap 400® Index Fund
ASSETS:
Investments in securities, fair value (including $21,156,360 of securities on loan)(a)	$1,263,093,683
Repurchase agreements, fair value(b)	20,886,129
Cash	47,669,100
Cash pledged on futures contracts	4,935,630
Dividends receivable	1,525,369
Subscriptions receivable	3,386,065
Total Assets	1,341,495,976
LIABILITIES:
Payable for director fees	8,130
Payable for distribution fees	9,237
Payable for investments purchased	39,358,306
Payable for other accrued fees	89,841
Payable for shareholder services fees	234,383
Payable to investment adviser	201,590
Payable upon return of securities loaned	21,735,129
Redemptions payable	4,013,832
Variation margin on futures contracts	64,920
Total Liabilities	65,715,368
NET ASSETS	$1,275,780,608
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$10,906,208
Paid-in capital in excess of par	1,206,644,007
Undistributed/accumulated earnings	58,230,393
NET ASSETS	$1,275,780,608
NET ASSETS BY CLASS
Investor Class	$779,826,032
Class L	$44,374,028
Institutional Class	$451,580,548
CAPITAL STOCK:
Authorized
Investor Class	200,000,000
Class L	10,000,000
Institutional Class	250,000,000
Issued and Outstanding
Investor Class	45,065,020
Class L	5,327,516
Institutional Class	58,669,539
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$17.30
Class L	$8.33
Institutional Class	$7.70
(a) Cost of investments	$1,209,027,236
(b) Cost of repurchase agreements	$20,886,129
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2022
Empower S&P Mid Cap 400® Index Fund
INVESTMENT INCOME:
Income from securities lending	$365,435
Dividends	20,108,560
Total Income	20,473,995
EXPENSES:
Management fees	2,013,229
Shareholder services fees – Investor Class	2,352,386
Shareholder services fees – Class L	102,436
Audit and tax fees	32,396
Custodian fees	41,243
Directors fees	34,044
Distribution fees – Class L	73,170
Legal fees	10,169
Pricing fees	1,106
Registration fees	118,584
Shareholder report fees	36,825
Transfer agent fees	17,502
Other fees	15,221
Total Expenses	4,848,311
Less amount waived by investment adviser	49,011
Net Expenses	4,799,300
NET INVESTMENT INCOME	15,674,695
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	58,443,636
Net realized gain on futures contracts	2,307,777
Net Realized Gain	60,751,413
Net change in unrealized depreciation on investments	(222,619,944)
Net change in unrealized depreciation on futures contracts	(934,934)
Net Change in Unrealized Depreciation	(223,554,878)
Net Realized and Unrealized Loss	(162,803,465)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(147,128,770)
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2022 and December 31, 2021
Empower S&P Mid Cap 400® Index Fund	2022	2021
OPERATIONS:
Net investment income	$15,674,695	$9,157,812
Net realized gain	60,751,413	80,141,674
Net change in unrealized appreciation (depreciation)	(223,554,878)	95,581,253
Net Increase (Decrease) in Net Assets Resulting from Operations	(147,128,770)	184,880,739
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(31,464,559)	(27,827,917)
Class L	(4,074,233)	(59,205)
Institutional Class	(47,181,419)	(58,168,855)
From Net Investment Income and Net Realized Gains	(82,720,211)	(86,055,977)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	534,134,629	440,574,061
Class L	51,644,434	49,664
Institutional Class	116,411,462	88,908,985
Shares issued in reinvestment of distributions
Investor Class	31,464,559	27,827,917
Class L	4,074,233	59,205
Institutional Class	47,181,419	58,168,855
Shares redeemed
Investor Class	(289,326,127)	(137,744,994)
Class L	(6,414,693)	(80,604)
Institutional Class	(116,736,577)	(170,154,412)
Net Increase in Net Assets Resulting from Capital Share Transactions	372,433,339	307,608,677
Total Increase in Net Assets	142,584,358	406,433,439
NET ASSETS:
Beginning of year	1,133,196,250	726,762,811
End of year	$1,275,780,608	$1,133,196,250
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	29,456,723	21,320,464
Class L	5,492,692	4,532
Institutional Class	13,695,891	8,674,889
Shares issued in reinvestment of distributions
Investor Class	1,841,259	1,328,268
Class L	490,756	5,516
Institutional Class	6,133,956	5,804,175
Shares redeemed
Investor Class	(15,692,115)	(6,722,409)
Class L	(715,215)	(7,917)
Institutional Class	(13,405,353)	(16,721,723)
Net Increase	27,298,594	13,685,795
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2022	$20.90	0.22	(3.07)	(2.85)	(0.08)	(0.67)	(0.75)	$17.30	(13.55%)
12/31/2021	$17.74	0.18	4.07	4.25	(0.29)	(0.80)	(1.09)	$20.90	24.01%
12/31/2020	$16.65	0.18	1.93	2.11	(0.16)	(0.86)	(1.02)	$17.74	13.10%
12/31/2019	$13.77	0.19	3.31	3.50	(0.05)	(0.57)	(0.62)	$16.65	25.49%
12/31/2018	$16.81	0.19	(2.11)	(1.92)	(0.11)	(1.01)	(1.12)	$13.77	(11.56%)
Class L
12/31/2022	$10.63	0.10	(1.58)	(1.48)	(0.15)	(0.67)	(0.82)	$ 8.33	(13.74%)
12/31/2021	$ 9.48	0.07	2.17	2.24	(0.29)	(0.80)	(1.09)	$10.63	23.71%
12/31/2020	$ 9.27	0.07	1.06	1.13	(0.06)	(0.86)	(0.92)	$ 9.48	13.12%
12/31/2019	$ 7.95	0.09	1.90	1.99	(0.10)	(0.57)	(0.67)	$ 9.27	25.14%
12/31/2018	$10.35	0.12	(1.31)	(1.19)	(0.20)	(1.01)	(1.21)	$ 7.95	(11.75%)
Institutional Class
12/31/2022	$ 9.89	0.13	(1.46)	(1.33)	(0.19)	(0.67)	(0.86)	$ 7.70	(13.18%)
12/31/2021	$ 8.92	0.12	2.05	2.17	(0.40)	(0.80)	(1.20)	$ 9.89	24.45%
12/31/2020	$ 8.92	0.12	1.00	1.12	(0.26)	(0.86)	(1.12)	$ 8.92	13.49%
12/31/2019	$ 7.68	0.14	1.84	1.98	(0.17)	(0.57)	(0.74)	$ 8.92	25.96%
12/31/2018	$10.01	0.15	(1.24)	(1.09)	(0.23)	(1.01)	(1.24)	$ 7.68	(11.22%)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(d)
Supplemental Data and Ratios
Investor Class
12/31/2022	$779,826	0.55%	0.55%	1.22%	27%
12/31/2021	$615,786	0.56%	0.55%	0.88%	25%
12/31/2020	$240,113	0.56%	0.55%	1.17%	27%
12/31/2019	$252,895	0.55%	0.55%	1.22%	16%
12/31/2018	$274,730	0.55%	0.55%	1.12%	25%
Class L
12/31/2022	$ 44,374	0.87%	0.80%	1.11%	27%
12/31/2021	$ 630	1.54%	0.80%	0.60%	25%
12/31/2020	$ 542	0.96%	0.80%	0.87%	27%
12/31/2019	$ 13,067	1.08%	0.80%	1.00%	16%
12/31/2018	$ 4,711	2.26%	0.78%	1.25%	25%
Institutional Class
12/31/2022	$451,581	0.19%	0.19%	1.55%	27%
12/31/2021	$516,781	0.19%	0.19%	1.20%	25%
12/31/2020	$486,108	0.19%	0.19%	1.53%	27%
12/31/2019	$502,829	0.19%	0.19%	1.59%	16%
12/31/2018	$452,064	0.19%	0.19%	1.49%	25%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, Inc. (Empower Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Empower Funds presently consists of forty-five funds. Interests in the Empower S&P Mid Cap 400® Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s MidCap 400® Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. Effective March 18, 2022 the Class L shares were reopened to new investors. Prior to March 18, 2022 Class L shares were closed to new investors where existing shareholders could continue to contribute, reinvest dividends and capital gains arising from Class L shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.  Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures. Effective September 8, 2022, pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Annual Report - December 31, 2022

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2022, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

Annual Report - December 31, 2022

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2022 and 2021 were as follows:
	2022	2021
Ordinary income	$16,353,492	$27,166,930
Long-term capital gain	66,366,719	58,889,047
	$82,720,211	$86,055,977
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2022, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$—
Undistributed long-term capital gains	9,478,208
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	48,752,185
Tax composition of capital	$58,230,393

Annual Report - December 31, 2022

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2022 were as follows:
Federal tax cost of investments	$1,235,208,417
Gross unrealized appreciation on investments	186,487,386
Gross unrealized depreciation on investments	(137,735,201)
Net unrealized appreciation on investments	$48,752,185
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 88 long futures contracts and an average of 0 short futures contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of December 31, 2022 is as follows:
Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized depreciation on futures contracts	$(19,210) (a)
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Annual Report - December 31, 2022

The effect of derivative investments for the year ended December 31, 2022 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized gain on futures contracts	$2,307,777	Net change in unrealized depreciation on futures contracts	$(934,934)
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Insurance Company of America (Empower of America). As compensation for its services to Empower Funds, the Adviser receives monthly compensation at the annual rate of 0.18% of the Fund’s average daily net assets up to $1 billion dollars, 0.13% of the Fund’s average daily net assets over $1 billion dollars and 0.08% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.20% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2023 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At December 31, 2022, the amounts subject to recoupment were as follows:
Expires December 31, 2023	Expires December 31, 2024	Expires December 31, 2025	Recoupment of Past Reimbursed Fees by the Adviser
$61,165	$33,593	$49,011	$0
The Adviser and Empower Funds entered into a sub-advisory agreement with Irish Life Investment Managers Limited (ILIM), an affiliate of the Adviser and Empower of America. The Adviser is responsible for compensating the Sub-Adviser for its services.
The Adviser is responsible for compensating ILIM, which receives monthly compensation for its services at the annual rate of 0.015% of the Fund's net assets.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc. (the Distributor), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Fund.  The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders.  The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds. The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $1,258,500 for the fiscal year ended December 31, 2022.

Annual Report - December 31, 2022

4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $629,372,795 and $313,892,889, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2022, the Fund had securities on loan valued at $21,156,360 and received collateral as reported on the Statement of Assets and Liabilities of $21,735,129 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2022, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2022, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Annual Report - December 31, 2022

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Empower Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Empower S&P Mid Cap 400® Index Fund (the “Fund”), one of the funds of Empower Funds, Inc., as of December 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2023
We have served as the auditor of one or more Empower investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2022, 93% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Empower Funds is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Empower Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 79	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Director, Gold, Inc; Member, Colorado State Fair Board Authority; Manager, 6K Ranch, LLC; and former Director, Guaranty Bancorp	45	N/A
James A. Hillary*** 8515 East Orchard Road, Greenwood Village, CO 80111 59	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners LLC; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	45	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 63	Independent Director	Since 2017	Director, Colorado State Housing Board; and former Director, Grand Junction Housing Authority; Counseling and Education Center	45	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 68	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; and Executive Member, Sage Enterprise Holdings, LLC	45	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 79	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; and former Director, Guaranty Bancorp	45	N/A
Interested Director*****
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 39	Director, President & Chief Executive Officer	Since 2020	Senior Vice President & Head of Empower Investments, Empower, Empower of America and Empower Life & Annuity Insurance Company of New York (“Empower of NY”); President, Chief Executive Officer & Manager, ECM; formerly, Vice President, Empower Funds Investment Products and Empower Advisory Group, LLC (“EAG”)	45	N/A
Officers
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 39	Director, President & Chief Executive Officer	Since 2020	Senior Vice President & Head of Empower Investments, Empower, Empower of America and Empower of NY; President, Chief Executive Officer & Manager, ECM; formerly, Vice President, Empower Funds Investment Products and Empower Advisory Group, LLC (“EAG”)	45	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 66	Chief Compliance Officer	Since 2016	Head of Compliance, Empower Investments, Empower; Chief Compliance Officer, ECM and EAG	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 48	Chief Legal Officer & Secretary	Since 2010 (as Secretary) Since 2021 (as Chief Legal Officer)	Deputy General Counsel, Empower; Vice President and Counsel, ECM; Secretary, Empower of America; Corporate Secretary, Empower of NY; formerly, Vice President & Counsel, Empower Funds; Vice President, Counsel & Secretary, EAG & EFSI	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 47	Treasurer	Since 2016 (Assistant Treasurer) Since 2021 (as Treasurer)	Vice President, Fund Administration, Empower; Treasurer, ECM; Vice President & Treasurer, Empower Trust Company, LLC (“ETC”); formerly, Assistant Treasurer Empower Funds & ETC	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 55	Assistant Treasurer	Since 2007	Assistant Vice President, Investment Administration, Empower; Assistant Treasurer, ECM; Assistant Vice President and Assistant Treasurer, ETC	N/A	N/A
Abhijit Dande 8515 East Orchard Road, Greenwood Village, CO 80111 42	Derivatives Risk Manager	Since 2022	Assistant Vice President, Financial Risk Management, Empower; Derivatives Risk Manager, ECM	N/A	N/A
* A Director who is not an “interested person” of Empower Funds (as defined in Section 2(a)(19) of the 1940 Act, as amended) is referred to as an “Independent Director.”
** Each Director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2024. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
*** Mr. Hillary is the sole member of Resolute Capital Asset Partners LLC, which is the general partner for Resolute Capital Asset Partners Fund I LP. Goldman Sachs & Co. LLC, the clearing agent and custodian for Resolute Capital Asset Partners Fund I LP, is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Empower Core Strategies: Inflation-Protected

Securities, Empower Inflation-Protected Securities and Empower Mid Cap Value Funds; and a Sub-Adviser of the Empower Core Bond Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Empower Core Strategies: U.S. Equity, Empower International Growth and Empower Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Empower Core Strategies: U.S. Equity, Empower International Growth and Empower Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (1) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Empower International Value Fund, (2) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Virtus Fixed Income Advisers, LLC, a Sub-Adviser of the Empower Multi-Sector Bond Fund, and (3) a mutual fund advised by Lazard Asset Management LLC, a Sub-Adviser of the Empower Emerging Markets Equity Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
***** An “Interested Director” refers to a Director who is an “interested person” of Empower Funds (as defined in Section 2(a)(19) of the 1940 Act, as amended) by virtue of their affiliation with ECM.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Empower Funds and its Directors is available in the Empower Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Empower Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at https://www.greatwestinvestments.com.
Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit on Form N-PORT. Empower Funds’ Forms N-PORT are available on the Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and of the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $996,300 for fiscal year 2021 and $1,031,500 for fiscal year 2022.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $40,000 for fiscal year 2021 and $42,000 for fiscal year 2022. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2021 and $0 for fiscal year 2022.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Empower Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Empower Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Empower Funds that is responsible for the financial reporting or operations of Empower Funds was employed by those auditors and participated in any capacity in an audit of Empower Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Empower Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Empower Funds’ auditors will not provide the following non-audit services to Empower Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Empower Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the

1No pre-approval is required as to non-audit services provided to Empower Funds if: (a) the aggregate amount of all non-audit services provided to Empower Funds constitute not more than 5% of the total amount of revenues paid by Empower Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Empower Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Empower Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Empower Funds’ auditors to (a) Empower Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2021 equaled $2,255,405 and for fiscal year 2022 equaled $1,022,840.
(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Empower Funds, Empower Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Empower Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Empower Funds’ primary investment adviser.

another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
(a)  Not applicable.
ITEM 13. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
EMPOWER FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2023
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2023
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:February 23, 2023